Post-employment benefits - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Post-employment benefits [Line Items]
Percentage of unquoted assets		32.00%	33.00%
Description of methods and assumptions used in preparing sensitivity analysis for actuarial assumptions		1%
Weighted average duration of defined benefit obligation		12 years	11 years
Actuarial assumption of mortality rates			0.10
Employer contributions	€ 429
Current service cost, net defined benefit liability (asset)	42
Interest expense (income), net defined benefit liability (asset)		€ 13	€ 22	€ 23
Included in financial expense [Member]
Post-employment benefits [Line Items]
Interest expense (income), net defined benefit liability (asset)	8
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Post-employment benefits [Line Items]
Employer contributions	30
Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	38
Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions	189	361
Bottom of range [member]
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement			6 months
Top of range [member]
Post-employment benefits [Line Items]
Increase in actuarial assumption of life expectancy after retirement			1 year
United States of America [Member]
Post-employment benefits [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)		€ 21
Weighted average duration of defined benefit obligation		12 years
United States of America [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Post-employment benefits [Line Items]
Employer contributions		€ 0
United States of America [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	9
United States of America [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions	122
Germany [Member]
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation		11 years
Employer contributions	15
Germany [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	19
Other countries [Member]
Post-employment benefits [Line Items]
Weighted average duration of defined benefit obligation		10 years
Other countries [Member] | Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
Post-employment benefits [Line Items]
Employer contributions	15
Other countries [Member] | Unfunded defined-benefit plans [Member]
Post-employment benefits [Line Items]
Employer contributions	10
Other countries [Member] | Defined contribution plans [Member]
Post-employment benefits [Line Items]
Employer contributions	€ 50